10. Interests in affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Interests In Affiliates Tables
Schedule of Investments in affiliates

A summary of the financial information of the affiliate, Zhejiang Tianlan Environmental Protection Technology Co. Ltd, is set forth below:

	2016	2015
Balance Sheet:	US$’000	US$’000

Current assets	46,297	57,432

Non-current assets	25,847	26,587
Total assets	72,144	84,019

Total liabilities	(45,372)	(58,149)

Total shareholders’ equity	26,772	25,870

	2016	2015
Operating results:	US$’000	US$’000

Net sales	43,226	66,899

Operating income	3,841	4,260

Net income	3,473	3,458

A summary of the financial information of the affiliate, Zhejiang Jia Huan Electronic Co. Ltd, is set forth below:

	2016	2015
Balance Sheet:	US$’000	US$’000

Current assets	22,021	22,693

Non-current assets	4,079	4,717
Total assets	26,100	27,410

Total liabilities	(11,694)	(13,627)

Total shareholders’ equity	14,406	13,783

	2016	2015
Operating results:	US$’000	US$’000

Net sales	16,684	18,481

Operating income	1,586	1,316

Net income	1,564	788